SHORT-TERM BANK LOAN	6 Months Ended
Jun. 30, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
SHORT-TERM BANK LOAN

NOTE 9 – SHORT-TERM BANK LOAN

Short-term bank loan consists of the following:

	June 30,	December 31,
	2023	2022
	(unaudited)
Short-term bank loan
China Construction Bank	$31,519	$20,784
Total	$31,519	$20,784

The following table summarizes the loan commencement date, loan maturity date, loan amount in RMB and its equivalent to the United States dollar, and the effective interest rate of unsecured short-term bank loan:

	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of June 30, 2023	date	date	in RMB	in USD	rate
Unsecured short-term bank loan
China Construction Bank	April 7, 2023	April 7, 2024	228,553	$31,519	3.8%
Total unsecured short-term bank loan			228,553	$31,519

	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of December 31, 2022	date	date	in RMB	in USD	rate
Unsecured short-term bank loan
China Construction Bank	April 27, 2022	April 27, 2023	143,353	$20,784	4.7%
Total unsecured short-term bank loan			143,353	$20,784